2. Credit card payable (Annual Report [Member])	12 Months Ended
Dec. 31, 2013
Annual Report [Member]
2. Credit card payable

note 2 – CREDIT CARD PAYABLE

The Company has a revolving credit with American Express for short-term working capital. The credit card payable balance at December 31, 2013 totaled $35,879. The card was issued in June 2013.